Disclosure of detailed information about loans payable (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Loans Payable Disclosure Of Detailed Information About Loans Payable 1	$ 0
Loans Payable Disclosure Of Detailed Information About Loans Payable 2	$ 454,819